Compensation of the board of directors and key management personnel	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation of the Board of Directors and key Management Personnel [Abstract]
Compensation of the board of directors and key management personnel
29. Compensation of the board of directors and key management personnel
During the years ended December 31, 2019, 2020 and 2021, the Board of Directors’ (“Verwaltungsrat”) aggregate emoluments amounted to €475, €60 and €470, respectively. Additionally, the directors were also reimbursed for travel costs of €281, €34 and €0 during the years ended December 31, 2019, 2020 and 2021, respectively.
For the years ended December 31, 2019, 2020 and 2021, the total compensation awarded to key management personnel amounted to €6,033, €3,067 and €6,207, respectively. Additionally, Sportradar contributed an amount of €386 and €357 to the employee pension fund, for the years ended December 21, 2020 and 2021, respectively.
Compensation paid to Board members and key management personnel for employee services, which is included in personnel expenses in the consolidated statement of profit or loss and other comprehensive income, is shown below:

Compensation of Board members and key management personnel	Years Ended December 31,
in €‘000	2019	2020	2021
Short-term employee benefits	6,508	3,127	6,677
Post-employment pension and medical benefits	248	386	357
Share-based payments	—	1,093	4,280

Total	6,756	4,606	11,314